Derivative financial instruments - Additional Information (Details) € in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2024	Oct. 31, 2023 EUR (€) € / $	Aug. 31, 2023 EUR (€) € / $	Apr. 30, 2023 EUR (€) $ / € € / $ t oz $ / oz $ / t	Dec. 31, 2024 USD ($) oz $ / oz $ / t	Dec. 31, 2024 EUR (€) oz	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	May 31, 2023 oz
Foreign currency collars | Canadian dollar
Disclosure of detailed information about hedges [line items]
Notional amount expired | $					$ 106.0		$ 96.0
Foreign currency collars | Euro
Disclosure of detailed information about hedges [line items]
Notional amount expired | €						€ 78.0		€ 75.4
Canadian dollar collars | Canadian dollar
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly recurring notional amount | $					7.5
Euro collars | Euro
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly recurring notional amount | $					6.0
Euro forward contracts
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly recurring notional amount | €		€ 2.5	€ 5.0
Derivative transaction, monthly recurring delivery rate | € / $		1.0785	1.1160
Derivative transaction, delivery amount | €						€ 52.5
Interest rate swap settlements in realized derivative cash gains (loss) | $					$ (1.3)
Gold collars
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly settlement quantity (in ounces) | oz									16,667
Derivative transaction, quantity expired without financial settlement (in ounces) | oz					200,004	200,004
Price per unit increase (decrease) that would impact earnings before tax | $ / oz					200
Gold commodity swaps
Disclosure of detailed information about hedges [line items]
Derivative transaction, gold quantity (in ounces) | oz				32,000
Price per unit increase (decrease) that would impact earnings before tax | $ / oz				2,160	200
Copper commodity swaps
Disclosure of detailed information about hedges [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / t					1,000
Derivative transaction, copper quantity (in tonnes) | t				6,160
Copper forward price (usd per tonne) | $ / t				8,525
Interest rate swaps
Disclosure of detailed information about hedges [line items]
Interest rate swap settlements in realized derivative cash gains (loss) | $					$ 1.4
Interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Derivative instrument, coverage percentage					70.00%	70.00%
Interest rate swaps | Commercial Loan
Disclosure of detailed information about hedges [line items]
Borrowings, interest payment frequency	6 months			6 months
Interest rate swaps | Commercial Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Derivative instrument, coverage percentage				70.00%
Interest rate swaps | Commercial Loan | Fixed interest rate
Disclosure of detailed information about hedges [line items]
Debt interest rate (as a percent)	2.748%			3.11%
Foreign currency forward contracts | Commence on June 30, 2026
Disclosure of detailed information about hedges [line items]
Derivative transaction, recurring delivery amount | €				€ 17.0
Derivative transaction, recurring delivery occurrence period				6 months
Average forward rate (euro per usd) | € / $				1.1473
Foreign currency forward contracts | Commence on June 28, 2030
Disclosure of detailed information about hedges [line items]
Derivative transaction, recurring delivery amount | €				€ 11.4
Derivative transaction, recurring delivery occurrence period				6 months
Average forward rate (euro per usd) | $ / €				1.1704